Retirement Plans (Changes In Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	$ (22.7)	$ (13.2)	$ (0.6)
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	215.8	200.2
Service cost	5.1	5.9	4.9
Interest cost	9.6	9.5	10.0
Plan amendments	0	0
Participant contributions	0	0
Benefits paid	(9.8)	(8.9)
Actuarial loss (gain)	53.7	9.1
Benefit obligation at end of period	274.4	215.8	200.2
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	27.0	38.9
Service cost	0.8	0.9	0.6
Interest cost	1.5	2.3	1.9
Plan amendments	0	0
Participant contributions	0.3	0.4
Benefits paid	(0.8)	(0.7)
Actuarial loss (gain)	0.8	(14.8)
Benefit obligation at end of period	$ 29.6	$ 27.0	$ 38.9